Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 247,643	¥ 164,793	¥ 126,001
Other comprehensive income	12,308	(19,382)	(37,865)
Comprehensive income for the year	259,951	145,411	88,136
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	45,501	9,626	8,538
Other comprehensive income	4,983	(6,560)	(12,096)
Comprehensive income for the year	50,484	3,066	(3,558)
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	202,142	155,167	117,463
Other comprehensive income	7,325	(12,822)	(25,769)
Comprehensive income for the year	¥ 209,467	¥ 142,345	¥ 91,694